Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
April 30, 2023
USM-NPRT3-0623
1.9898258.102
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	10,227	180,711
Entertainment - 0.6%
Activision Blizzard, Inc.	1,950	151,535
Interactive Media & Services - 3.9%
Alphabet, Inc. Class A (a)	8,279	888,668
Ziff Davis, Inc. (a)	1,269	92,815
		981,483
Media - 2.2%
Comcast Corp. Class A	5,554	229,769
Fox Corp. Class A	3,579	119,038
Nexstar Broadcasting Group, Inc. Class A	566	98,173
TEGNA, Inc.	5,820	99,522
		546,502
TOTAL COMMUNICATION SERVICES		1,860,231
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 1.5%
H&R Block, Inc.	5,335	180,910
Service Corp. International	2,890	202,849
		383,759
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	1,244	367,913
Yum! Brands, Inc.	1,775	249,530
		617,443
Household Durables - 0.9%
Lennar Corp. Class A	2,064	232,840
Specialty Retail - 5.3%
Academy Sports & Outdoors, Inc.	3,340	212,157
AutoZone, Inc. (a)	96	255,678
Murphy U.S.A., Inc.	798	219,634
O'Reilly Automotive, Inc. (a)	294	269,689
The Home Depot, Inc.	1,254	376,877
		1,334,035
TOTAL CONSUMER DISCRETIONARY		2,568,077
CONSUMER STAPLES - 7.3%
Consumer Staples Distribution & Retail - 0.9%
Dollar General Corp.	1,028	227,661
Food Products - 0.9%
The Hershey Co.	839	229,097
Household Products - 3.5%
Colgate-Palmolive Co.	2,905	231,819
Kimberly-Clark Corp.	1,557	225,594
Procter & Gamble Co.	2,739	428,325
		885,738
Tobacco - 2.0%
Altria Group, Inc.	4,862	230,994
Philip Morris International, Inc.	2,675	267,420
		498,414
TOTAL CONSUMER STAPLES		1,840,910
ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
ConocoPhillips Co.	2,103	216,378
Coterra Energy, Inc.	6,400	163,840
Exxon Mobil Corp.	3,934	465,550
Texas Pacific Land Corp.	79	116,734
Valero Energy Corp.	1,342	153,887
		1,116,389
FINANCIALS - 15.6%
Banks - 0.8%
Popular, Inc.	3,292	197,553
Financial Services - 5.6%
Essent Group Ltd.	5,248	222,883
Fiserv, Inc. (a)	1,242	151,673
Jack Henry & Associates, Inc.	540	88,204
MasterCard, Inc. Class A	781	296,803
MGIC Investment Corp.	16,242	241,519
The Western Union Co.	6,518	71,242
Visa, Inc. Class A	1,434	333,735
		1,406,059
Insurance - 9.2%
AFLAC, Inc.	3,689	257,677
Arch Capital Group Ltd. (a)	3,977	298,553
Chubb Ltd.	1,357	273,517
Everest Re Group Ltd.	697	263,466
Progressive Corp.	2,073	282,757
RLI Corp.	1,786	248,343
The Travelers Companies, Inc.	1,411	255,589
Unum Group	5,722	241,468
W.R. Berkley Corp.	3,579	210,875
		2,332,245
TOTAL FINANCIALS		3,935,857
HEALTH CARE - 13.9%
Biotechnology - 5.5%
AbbVie, Inc.	2,200	332,464
Amgen, Inc.	971	232,788
Gilead Sciences, Inc.	2,708	222,625
Regeneron Pharmaceuticals, Inc. (a)	275	220,492
United Therapeutics Corp. (a)	628	144,522
Vertex Pharmaceuticals, Inc. (a)	675	229,993
		1,382,884
Health Care Providers & Services - 1.2%
AMN Healthcare Services, Inc. (a)	1,548	133,670
Molina Healthcare, Inc. (a)	548	163,244
		296,914
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	3,490	233,027
Eli Lilly & Co.	972	384,776
Johnson & Johnson	2,604	426,275
Merck & Co., Inc.	3,118	360,035
Pfizer, Inc.	7,084	275,497
Royalty Pharma PLC	4,235	148,860
		1,828,470
TOTAL HEALTH CARE		3,508,268
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.4%
Lockheed Martin Corp.	667	309,788
Northrop Grumman Corp.	630	290,600
		600,388
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	2,095	238,495
Commercial Services & Supplies - 1.2%
Waste Management, Inc.	1,814	301,215
Electrical Equipment - 0.8%
Atkore, Inc. (a)	1,704	215,266
Machinery - 3.0%
Allison Transmission Holdings, Inc.	5,228	255,074
Mueller Industries, Inc.	3,422	245,871
Snap-On, Inc.	952	246,958
		747,903
Professional Services - 2.7%
Automatic Data Processing, Inc.	659	144,980
ExlService Holdings, Inc. (a)	541	96,504
Genpact Ltd.	2,004	89,278
Paychex, Inc.	953	104,697
Science Applications International Corp.	2,303	234,975
		670,434
TOTAL INDUSTRIALS		2,773,701
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 0.8%
Cisco Systems, Inc.	4,440	209,790
IT Services - 2.5%
Accenture PLC Class A	708	198,445
Akamai Technologies, Inc. (a)	1,086	89,019
Amdocs Ltd.	1,035	94,444
IBM Corp.	1,236	156,243
VeriSign, Inc. (a)	464	102,915
		641,066
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	831	149,480
Broadcom, Inc.	407	254,986
KLA Corp.	308	119,054
Texas Instruments, Inc.	1,065	178,068
		701,588
Software - 8.8%
Adobe, Inc. (a)	526	198,597
Cadence Design Systems, Inc. (a)	651	136,352
Fair Isaac Corp. (a)	147	107,009
Microsoft Corp.	5,087	1,563,032
Qualys, Inc. (a)	751	84,818
Synopsys, Inc. (a)	342	126,991
		2,216,799
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	10,119	1,716,986
HP, Inc.	3,487	103,599
		1,820,585
TOTAL INFORMATION TECHNOLOGY		5,589,828
MATERIALS - 2.4%
Chemicals - 0.8%
CF Industries Holdings, Inc.	2,837	203,072
Metals & Mining - 0.8%
Nucor Corp.	1,468	217,528
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	3,241	193,617
TOTAL MATERIALS		614,217
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Public Storage	890	262,399
VICI Properties, Inc.	7,728	262,288
WP Carey, Inc.	3,050	226,310
		750,997
UTILITIES - 2.6%
Gas Utilities - 0.8%
National Fuel Gas Co.	3,907	218,401
Independent Power and Renewable Electricity Producers - 0.8%
Clearway Energy, Inc. Class C	6,546	198,802
Multi-Utilities - 1.0%
Consolidated Edison, Inc.	2,571	253,166
TOTAL UTILITIES		670,369
TOTAL COMMON STOCKS (Cost $23,989,178)		25,228,844

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $23,989,178)	25,228,844
NET OTHER ASSETS (LIABILITIES) - 0.1%	22,136
NET ASSETS - 100.0%	25,250,980

Legend

(a)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	316,825	316,825	61	-	-	-	0.0%
Total	-	316,825	316,825	61	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.